Expense Example, No Redemption - FidelitySustainableCorePlusBondFund-AMCIZPRO - FidelitySustainableCorePlusBondFund-AMCIZPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Expense Example, No Redemption:
1 Year	$ 153
3 Years	474
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Expense Example, No Redemption:
1 Year	474
3 Years	630
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Expense Example, No Redemption:
1 Year	46
3 Years	154
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	$ 630